Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 12,022	$ 16,483	$ 16,604
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	3,145	3,327	3,392
Amortization of intangibles	1,347	1,351	1,284
Stock-based compensation	512	614	688
Deferred taxes	(237)	(1,610)	797
Net (gain)/loss on asset sales and other	(1,535)	(236)	(729)
Loss on microelectronics business disposal	3,381
Changes in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	1,270	(1,407)	(2,230)
Retirement related	(655)	294	(1,008)
Inventories	(39)	(57)	280
Other assets/other liabilities	(1,886)	(747)	733
Accounts payable	(456)	(529)	(224)
Net cash provided by operating activities	16,868	17,485	19,586
Cash flows from investing activities
Payments for property, plant and equipment	(3,740)	(3,623)	(4,082)
Proceeds from disposition of property, plant and equipment	404	372	410
Investment in software	(443)	(517)	(635)
Purchases of marketable securities and other investments	(2,338)	(4,608)	(4,109)
Proceeds from disposition of marketable securities and other investments	2,493	4,873	3,142
Non-operating finance receivables - net	(1,078)	(1,063)	(608)
Acquisition of businesses, net of cash acquired	(656)	(3,056)	(3,722)
Divestitures of businesses, net of cash transferred	2,357	297	599
Net cash used in investing activities	(3,001)	(7,326)	(9,004)
Cash flows from financing activities
Proceeds from new debt	8,180	16,353	12,242
Payments to settle debt	(4,644)	(10,013)	(9,549)
Short-term borrowings/(repayments) less than 90 days - net	(1,753)	621	(441)
Common stock repurchases	(13,679)	(13,859)	(11,995)
Common stock transactions - other	709	1,074	1,540
Cash dividends paid	(4,265)	(4,058)	(3,773)
Net cash used in financing activities	(15,452)	(9,883)	(11,976)
Effect of exchange rate changes on cash and cash equivalents	(655)	28	(116)
Net change in cash and cash equivalents	(2,240)	304	(1,511)
Cash and cash equivalents at January 1	10,716	10,412	11,922
Cash and cash equivalents at December 31	8,476	10,716	10,412
Supplemental data
Income taxes paid-net of refunds received	5,748	4,024	3,169
Interest paid on debt	1,061	982	1,009
Capital lease obligations	$ 2	$ 14	$ 10